LEASES	12 Months Ended
Dec. 31, 2019
LEASES
2. LEASES
Adoption of New Lease Standard
We adopted the New Lease Standard on January 1, 2019 using the additional transition method described in Note 1 to these audited consolidated financial statements. Results for reporting periods beginning on and after January 1, 2019 are presented under the New Lease Standard. Prior periods have not been restated. The New Lease Standard had a material impact on our consolidated balance sheet due to the recognition of ROU assets and lease liabilities for operating leases, while accounting for finance leases remained substantially unchanged.
Practical Expedients
We elected the package of practical expedients that did not require us to reassess (1) whether existing contracts contain embedded leases, (2) the lease classification of existing leases, and (3) whether initial direct costs for existing leases would qualify for capitalization under the New Lease Standard. We also elected the practical expedients related to short-term leases and separating lease components from non-lease
components for all underlying asset classes.
The components of operating lease expense were as follows:

Year ended December 31, 2019
Lease cost	$74,755
Short-term lease cost	9,427
Variable lease cost	707
Sublease income	(226)

Total operating lease cost	$84,663

Supplemental balance sheet information related to operating leases were as follows:

December 31,	2019
ROU assets	$223,369

Current portion of long-term obligations	$68,199
Operating lease liabilities	154,271
Total operating lease liabilities	$222,470

Weighted Average Remaining Lease Term (in years)	3.9 y ears
Weighted Average Discount Rate	4.48%

Supplemental cash flow information related to operating leases were as follows:

Year Ended December 31,	2019
Operating cash flows for the measurement of operating lease liabilities	$75,357
Operating lease right-of-use assets obtained in exchange for operating lease obligations	$290,422

At December 31, 2019, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2020	$76,610
2021	63,442
2022	47,367
2023	30,659
2024	15,532
Thereafter	10,264

Total lease payments	243,874
Less imputed interest	21,404

Total lease liability	$222,470

At December 31, 2019, we had additional operating leases, primarily for real property, that had not yet commenced. Such leases had estimated future minimum rental commitments of approximately $1,300. These operating leases will
commence
on
March
 1, 20
20
 with lease terms of five years. These undiscounted amounts are not included in the table above.
Prior to the adoption of the New Lease Standard, rental commitments on an undiscounted basis were approximately $219,300 at December 31, 2018 under non-cancelable
operating leases and were payable as follows: $70,400 in 2019, $55,100 in 2020, $41,300 in 2021, $28,500 in 2022, $15,700 in 2023, and $8,300 thereafter.